Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Revenue from Charterers
For the years ended December 31, 2024, 2023 and 2022, all of the Company’s revenue derived from lease contracts where the Company is the lessor. During the same periods, the Company’s major charterers that individually accounted for more than 10% of the Company’s revenue, were as follows:

	% of Company’s revenue during the years ended December 31,
Charterer	2024	2023	2022
A	—	—	30%
B	100%	100%	70%